Shareholders' Equity - Additional Information (Detail) - $ / shares			3 Months Ended								12 Months Ended
	Oct. 24, 2016	Nov. 02, 2015	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Retained Earnings Adjustments [Line Items]
Dividend distribution allowance description											SMI Taiwan subsidiary may only distribute dividends after it has made allowances as determined under ROC GAAP at each year-end for a. Payment of taxes; b. Recovery of prior years' deficits, if any; c. 10% of remaining balance after deduction for a and b as legal reserve; d. Special reserve based on relevant laws or regulations or 10% of remaining balance for deduction from above a to c as special reserve when necessary.
Dividend declared	$ 0.20	$ 0.15	$ 0.0500	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.20	$ 0.2625	$ 0.15
American Depositary Shares
Retained Earnings Adjustments [Line Items]
Dividend declared	$ 0.8	$ 0.6